Investments - Narrative (Details)			3 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) state	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Summary of Investment Holdings [Line Items]
Debt securities, rated by investment advisor		$ 960,000,000				$ 13,000,000	$ 960,000,000
Securities on deposit with regulatory authorities		123,000,000				116,000,000	123,000,000
Aggregate fair value of securities sold at a loss						$ 2,600,000,000	$ 7,608,000,000	$ 2,305,000,000
Aggregate fair value of securities sold at a loss, percentage of book value						95.00%	97.00%	96.00%
Proceeds from sales of available-for-sale debt securities						$ 9,600,000,000	$ 25,533,000,000	$ 6,520,000,000
Unconsolidated VIEs, exposure to loss		2,598,000,000				3,347,000,000	2,598,000,000
Equity securities		175,000,000				257,000,000	175,000,000
Financing receivables		10,728,000,000				11,482,000,000	10,728,000,000
Financing receivables, accrued interest receivable		35,000,000				$ 44,000,000	35,000,000
Deferral of interest and principal payments, repayment period, COVID-19						1 year
Deferred interest and principal payments, COVID-19						$ 9,000,000
Recorded investment						6,000,000
Unpaid principal balance, no related allowance						7,000,000
Average recorded investment	$ 2,000,000
Investment income	$ 0
Policy loans, fair value under fair value option		3,454,000,000				3,467,000,000	3,454,000,000
Policy loans not held as collateral for reinsurance		1,100,000,000				1,000,000,000.0	1,100,000,000
Other invested assets		1,958,000,000				2,620,000,000	1,958,000,000
Sale of limited partnership investments			$ 168,000,000	$ 236,000,000
Securities loaned		12,000,000				$ 13,000,000	12,000,000
Securities loaned, minimum percent of fair value required as collateral						102.00%
Securities loaned, cash collateral		$ 12,000,000				$ 14,000,000	12,000,000
Repurchase agreements, weighted average interest rate	0.07%	0.16%
Repurchase agreement balance		$ 1,100,000,000				1,572,000,000	1,100,000,000
Interest expense						22,000,000	44,000,000	84,000,000
Repurchase agreements, highest level of amount outstanding						$ 2,349,000,000	1,486,000,000
Minimum
Summary of Investment Holdings [Line Items]
Deferral of interest and principal payments, period, COVID-19						6 months
Maximum
Summary of Investment Holdings [Line Items]
Deferral of interest and principal payments, period, COVID-19						14 months
Repurchase agreements
Summary of Investment Holdings [Line Items]
Short term borrowings		455,000,000				$ 1,548,000,000	455,000,000
Forecast
Summary of Investment Holdings [Line Items]
Sale of limited partnership investments					$ 420,000,000
Commercial mortgage loans
Summary of Investment Holdings [Line Items]
Financing receivables		10,200,000,000				10,500,000,000	10,200,000,000
Financing receivables, allowance for credit losses		165,000,000				$ 85,000,000	165,000,000
Financing receivables, collateralized by properties, number of states | state						38
Financing receivables, accrued interest receivable		32,000,000				$ 32,000,000	32,000,000
Residential mortgage loans
Summary of Investment Holdings [Line Items]
Financing receivables		449,000,000				939,000,000	449,000,000
Financing receivables, allowance for credit losses		14,000,000				$ 9,000,000	14,000,000
Financing receivables, collateralized by properties, number of states | state						50
Financing receivables, accrued interest receivable		3,000,000				$ 13,000,000	3,000,000
Unconsolidated VIEs
Summary of Investment Holdings [Line Items]
Equity securities		130,000,000				139,000,000	130,000,000
Corporate securities | Single corporate obligor
Summary of Investment Holdings [Line Items]
Debt securities, unrealized loss		$ 14,000,000				$ 16,000,000	$ 14,000,000
Corporate debt securities, financial services
Summary of Investment Holdings [Line Items]
Debt securities, unrealized losses, percentage		36.00%				16.00%	36.00%
Corporate debt securities, consumer goods
Summary of Investment Holdings [Line Items]
Debt securities, unrealized losses, percentage						15.00%
Equity securities
Summary of Investment Holdings [Line Items]
Unrealized gains (losses)						$ 2,000,000	$ (2,000,000)	6,000,000
Investment income (expense)						(3,000,000)	(25,000,000)	(40,000,000)
Federal Home Loan Bank capital stock
Summary of Investment Holdings [Line Items]
Other invested assets		$ 125,000,000				125,000,000	125,000,000
Real estate
Summary of Investment Holdings [Line Items]
Other invested assets		250,000,000				243,000,000	250,000,000
Real estate, foreclosed properties
Summary of Investment Holdings [Line Items]
Other invested assets		1,000,000				1,000,000	1,000,000
Limited partnerships
Summary of Investment Holdings [Line Items]
Other invested assets		$ 1,583,000,000				2,252,000,000	1,583,000,000
Repurchase agreements
Summary of Investment Holdings [Line Items]
Interest expense						$ 1,000,000	$ 1,000,000	$ 2,000,000
Corporate Debt Securities, Energy
Summary of Investment Holdings [Line Items]
Debt securities, unrealized losses, percentage		19.00%					19.00%
Investment grade
Summary of Investment Holdings [Line Items]
Debt securities in an unrealized loss position, percentage		82.00%				76.00%	82.00%
Below investment grade
Summary of Investment Holdings [Line Items]
Debt securities in an unrealized loss position, percentage		2.00%				2.00%	2.00%
Not rated
Summary of Investment Holdings [Line Items]
Debt securities in an unrealized loss position, percentage		16.00%				22.00%	16.00%
Below investment grade or not rated
Summary of Investment Holdings [Line Items]
Debt securities, unrealized losses, percentage		18.00%				16.00%	18.00%